Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total revenue	$ 70,931	$ 57,390	$ 159,473	$ 125,482	$ 323,410	$ 226,277	$ 191,844
United States
Disaggregation of Revenue [Line Items]
Total revenue	$ 56,577	$ 55,120	$ 147,387	$ 122,290	318,144	219,415	187,261
Other
Disaggregation of Revenue [Line Items]
Total revenue					$ 5,266	$ 6,862	$ 4,583